Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and other receivables
18. Trade and other receivables
The following are included in trade and other receivables:

	2022	2021
Amounts falling due within one year	£m	£m
Trade receivables (net of loss allowance)	7,403.9	6,600.5
Work in progress	352.4	254.0
VAT and sales taxes recoverable	448.1	350.3
Prepayments	236.6	215.3
Accrued income	3,468.3	3,435.7
Fair value of derivatives	5.1	2.5
Other debtors	585.3	504.0
	12,499.7	11,362.3
The ageing of trade receivables and other financial assets by due date is as follows:

	Carrying amount at 31 December 2022	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2022	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	7,475.4	6,386.5	706.4	247.1	66.8	23.5	45.1
Loss allowance	(71.5)	(1.6)	(5.8)	(6.6)	(6.6)	(13.3)	(37.6)
	7,403.9	6,384.9	700.6	240.5	60.2	10.2	7.5
Gross accrued income	3,485.6	2,027.0	603.8	450.5	376.8	27.5	—
Loss allowance	(17.3)	(0.1)	(0.2)	(0.1)	(16.9)	—	—
	3,468.3	2,026.9	603.6	450.4	359.9	27.5	—
Other financial assets	612.0	538.8	31.2	6.1	1.0	6.2	28.7
	11,484.2	8,950.6	1,335.4	697.0	421.1	43.9	36.2

	Carrying amount at 31 December 2021	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2021	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	6,671.0	5,755.6	589.8	194.4	64.0	10.6	56.6
Loss allowance	(70.5)	(2.3)	(0.2)	(1.9)	(7.5)	(4.9)	(53.7)
	6,600.5	5,753.3	589.6	192.5	56.5	5.7	2.9
Gross accrued income	3,449.6	1,947.6	619.4	448.1	307.7	126.8	—
Loss allowance	(13.9)	(1.8)	(1.0)	(0.8)	(4.3)	(6.0)	—
	3,435.7	1,945.8	618.4	447.3	303.4	120.8	—
Other financial assets	496.3	422.1	15.2	2.7	3.0	2.7	50.6
	10,532.5	8,121.2	1,223.2	642.5	362.9	129.2	53.5
Other financial assets are included in other debtors.
Past due amounts are not impaired where collection is considered likely.

	2022	2021
Amounts falling due after more than one year	£m	£m
Prepayments	3.9	3.0
Fair value of derivatives	0.6	0.5
Other debtors	214.1	149.1
	218.6	152.6
The Group has applied the practical expedient permitted by IFRS 15 to not disclose the transaction price allocated to performance obligations unsatisfied (or partially unsatisfied) as of the end of the reporting period as contracts typically have an original expected duration of a year or less.
Other debtors falling due after more than one year for 31 December 2022 includes £15.4 million in relation to pension plans in surplus. The corresponding figure for 31 December 2021 is included in provision for post employment benefits.

	2022	2021	2020
	£m	£m	£m
Loss allowance
At beginning of year	70.5	112.5	111.7
New acquisitions	—	3.7	3.5
Charged to the income statement	29.1	17.2	50.6
Released to the income statement	(8.4)	(27.9)	(9.8)
Exchange adjustments	5.1	(1.7)	(2.8)
Utilisations and other movements	(24.8)	(33.3)	(40.7)
At end of year	71.5	70.5	112.5
The loss allowance is equivalent to 1.0% (2021: 1.1%, 2020: 1.7%) of gross trade accounts receivables.
Impairment losses on work in progress, accrued income and other debtors were immaterial for the years presented.
The Group considers that the carrying amount of trade and other receivables approximates their fair value.
Expected credit losses
Given the short-term nature of the Group’s trade receivables, work in progress, and accrued income, which are mainly due from large national or multinational companies, the Group's assessment of expected credit losses includes provisions for specific clients and receivables where the contractual cash flow is deemed at risk. Considerations include the current economic environment, and the level of credit insurance the Group has along with historical and forward-looking information. Additional provisions are made based on the assessment of recoverability of aged receivables over one year where sufficient evidence of recoverability is not evident.